DIVIDENDS (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	May 18, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DIVIDENDS
Dividends, common stock		¥ 1,387,506	¥ 1,252,710	¥ 761,552
Minimum
DIVIDENDS
Dividends declared (in percent)	20.00%
Maximum
DIVIDENDS
Dividends declared (in percent)	30.00%